UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Putnam High Yield Bond Fund
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 29, 2018
Rating	Percentage of Fund Investments
A3	0.17%
Baa2	0.29
Baa3	1.24
Ba1	4.89
Ba2	8.45
Ba3	11.65
B1	11.87
B2	9.04
B3	17.69
CCC, CC, C	17.80
Equities	2.23
Not Rated	3.30
Short Term Investments	11.38
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 995.30	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.74
Investor Class
Actual	$1,000.00	$ 993.30	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.48
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class shares and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 409,075	Academy Ltd(b) 5.99%, 07/01/2022 3-mo. LIBOR + 4.00%	$ 340,299
334,370	Air Methods TLB(b) 5.80%, 04/22/2024 3-mo. LIBOR + 3.50%	320,055
	Asurion Corp(b)
620,000	7.98%,08/04/2025 3-mo. LIBOR + 6.00%	624,262
115,000	8.87%,08/04/2025 (c) 3-mo. LIBOR + 6.50%	114,713
546,103	Avaya Inc(b) 6.32%, 12/15/2024 3-mo. LIBOR + 4.75%	546,444
1,064,250	Brand Industrial Services Inc(b) 6.61%, 06/21/2024 3-mo. LIBOR + 4.25%	1,064,854
615,000	California Resources Corp(b) 6.84%, 12/31/2022 3-mo. LIBOR + 4.75%	624,994
218,017	Capital Automotive LP(b) 7.99%, 03/24/2025 3-mo. LIBOR + 6.00%	219,039
265,000	CCC Info(b) 8.73%, 04/28/2025 3-mo. LIBOR + 6.75%	265,663
680,000	Chesapeake Energy Corp(b) 9.47%, 08/23/2021 3-mo. LIBOR + 7.50%	709,325
	CPG International Inc(b)
210,000	4.75%,05/05/2024 (c) 3-mo. LIBOR + 3.75%	209,825
116,914	5.59%,05/05/2024 3-mo. LIBOR + 3.75%	116,841
543,627	EagleClaw (b) 6.31%, 06/24/2024 3-mo. LIBOR + 4.25%	531,735
376,634	Forterra Inc(b) 4.98%, 10/25/2023 3-mo. LIBOR + 3.00%	350,426
442,353	FTS International Inc(b) 6.73%, 04/16/2021 3-mo. LIBOR + 4.75%	444,197
200,845	Gates Global TLB(b) 5.05%, 04/01/2024 3-mo. LIBOR + 3.00%	200,594
800,000	Houston Fuel Oil Terminal Co(b)(c) 2.75%, 06/19/2025 3-mo. LIBOR + 2.75%	799,334
403,000	iHeartcommunications Inc(b)(d) 9.05%, 01/30/2019 3-mo. LIBOR + 6.75%	306,616
668,150	J Crew Group(b) 4.49%, 03/05/2021 3-mo. LIBOR + 3.00%	557,404
	Jo-Ann Stores Holdings Inc(b)
309,201	7.51%,10/20/2023 3-mo. LIBOR + 5.00%	306,624
595,000	11.58%,05/02/2024 (c) 3-mo. LIBOR + 9.25%	587,562
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	KCA Deutag(b)
$ 233,582	7.58%,05/16/2020 3-mo. LIBOR + 5.25%	$ 232,415
375,000	8.81%,02/28/2023 3-mo. LIBOR + 6.75%	373,125
415,000	Kronos Inc(b) 10.61%, 11/01/2024 3-mo. LIBOR + 8.25%	428,487
1,336,650	Navistar Inc(b) 5.53%, 11/06/2024 3-mo. LIBOR + 3.50%	1,339,434
205,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b) 5.34%, 06/30/2025 3-mo. LIBOR + 3.25%	203,996
553,938	ORYX (b)(c) 5.23%, 02/28/2025 3-mo. LIBOR + 3.25%	547,706
309,219	Rackspace Hosting Inc(b) 5.36%, 11/03/2023 3-mo. LIBOR + 3.00%	304,967
960,964	Revlon Consumer Products Corp(b) 5.48%, 11/16/2020 3-mo. LIBOR + 3.50%	744,747
	Robert Shaw(b)
568,962	5.50%,02/28/2025 3-mo. LIBOR + 3.50%	567,540
390,000	10.00%,02/13/2026 (c) 3-mo. LIBOR + 8.00%	382,200
	Talbots Inc(b)
519,039	6.48%,03/19/2020 3-mo. LIBOR + 4.50%	511,253
264,851	10.48%,03/19/2021 (c) 3-mo. LIBOR + 8.50%	256,244
708,225	Titan Acquisition Ltd / Titan Co-Borrower LLC(b)(c) 5.06%, 03/28/2025 3-mo. LIBOR + 3.00%	697,110
365,000	Traverse TLB(b) 5.85%, 09/27/2024 3-mo. LIBOR + 4.00%	364,772
385,000	Valeant Pharmaceuticals(b) 4.98%, 06/02/2025 3-mo. LIBOR + 3.00%	383,529
488,604	Vertiv TLB(b) 6.00%, 11/30/2023 3-mo. LIBOR + 5.00%	481,886
TOTAL BANK LOANS — 5.66% (Cost $17,327,737)		$ 17,060,217
CORPORATE BONDS AND NOTES
Basic Materials — 7.66%
290,000	A Schulman Inc 6.88%, 06/01/2023	305,370
280,000	Alcoa Nederland Holding BV(e) 6.13%, 05/15/2028	281,750
	Allegheny Technologies Inc
290,000	5.95%, 01/15/2021	291,450

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 480,000	7.88%, 08/15/2023	$ 516,600
670,000	Alpha 2 BV(e)(f)(g) 8.75%, 06/01/2023 PIK rate, 9.50%	666,650
530,000	Alpha 3 BV / Alpha US Bidco Inc(e) 6.25%, 02/01/2025	520,725
	ArcelorMittal
445,000	6.13%, 06/01/2025(g)	479,488
675,000	7.00%, 10/15/2039	775,406
485,000	Axalta Coating Systems LLC(e) 4.88%, 08/15/2024	481,363
870,000	Big River Steel / BRS Finance Corp(e) 7.25%, 09/01/2025	894,012
585,000	CF Industries Inc 4.95%, 06/01/2043	492,500
	Chemours Co
215,000	6.63%, 05/15/2023(g)	225,481
510,000	7.00%, 05/15/2025	546,975
280,000	5.38%, 05/15/2027	270,900
1,155,000	Compass Minerals International Inc(e) 4.88%, 07/15/2024	1,083,159
	Constellium NV(e)
500,000	5.75%, 05/15/2024	482,500
305,000	6.63%, 03/01/2025(g)	307,284
250,000	5.88%, 02/15/2026	241,250
705,000	Cornerstone Chemical Co(e) 6.75%, 08/15/2024	690,900
	First Quantum Minerals Ltd(e)
200,000	7.25%, 05/15/2022	202,000
360,000	7.25%, 04/01/2023	360,000
345,000	7.50%, 04/01/2025	340,481
530,000	6.88%, 03/01/2026	507,475
550,000	Freeport-McMoRan Inc 6.88%, 02/15/2023	579,535
700,000	GCP Applied Technologies Inc(e) 5.50%, 04/15/2026	687,750
515,000	Hudbay Minerals Inc(e) 7.63%, 01/15/2025	539,462
810,000	Ingevity Corp(e) 4.50%, 02/01/2026	763,425
315,000	Joseph T Ryerson & Son Inc(e) 11.00%, 05/15/2022	346,500
345,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(e) 7.00%, 04/15/2025	357,075
	Mercer International Inc
230,000	7.75%, 12/01/2022	241,500
490,000	6.50%, 02/01/2024	496,125
280,000	5.50%, 01/15/2026(e)	271,600
	New Gold Inc(e)
485,000	6.25%, 11/15/2022	489,850
170,000	6.38%, 05/15/2025(g)	167,450
485,000	NOVA Chemicals Corp(e) 5.25%, 06/01/2027	451,959
290,000	Platform Specialty Products Corp(e) 5.88%, 12/01/2025	283,475
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 375,000	PQ Corp(e) 5.75%, 12/15/2025	$ 371,250
890,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	1,052,425
	Steel Dynamics Inc
473,000	5.25%, 04/15/2023	477,139
295,000	5.50%, 10/01/2024(g)	300,531
185,000	4.13%, 09/15/2025	177,369
340,000	5.00%, 12/15/2026	340,000
	Syngenta Finance NV(e)
580,000	4.89%, 04/24/2025	568,514
580,000	5.18%, 04/24/2028	559,967
	Teck Resources Ltd
345,000	4.75%, 01/15/2022	345,721
365,000	3.75%, 02/01/2023	346,294
80,000	8.50%, 06/01/2024(e)	87,700
625,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(e) 5.38%, 09/01/2025	619,531
240,000	Tronox Finance PLC(e) 5.75%, 10/01/2025	233,100
485,000	Tronox Inc(e)(g) 6.50%, 04/15/2026	481,969
485,000	WR Grace & Co-Conn(e) 5.63%, 10/01/2024	505,613
		23,106,548
Communications — 14.16%
200,000	Altice Financing SA(e) 6.63%, 02/15/2023	197,100
600,000	Altice Finco SA(e)(g) 7.63%, 02/15/2025	535,500
	Altice SA(e)
845,000	6.00%, 05/15/2022	850,281
935,000	7.75%, 05/15/2022	904,612
300,000	7.63%, 02/15/2025(g)	276,000
1,160,000	7.38%, 05/01/2026	1,134,132
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	47,237
970,000	CBS Radio Inc(e)(g) 7.25%, 11/01/2024	923,925
	CCO Holdings LLC / CCO Holdings Capital Corp
265,000	5.25%, 09/30/2022	266,325
1,100,000	5.13%, 05/01/2023(e)	1,085,920
1,055,000	5.88%, 04/01/2024(e)	1,060,275
485,000	5.75%, 02/15/2026(e)	476,512
375,000	5.50%, 05/01/2026(e)	363,638
	CenturyLink Inc(g)
55,000	5.63%, 04/01/2020	55,619
380,000	6.75%, 12/01/2023	381,900
	Cequel Communications Holdings I LLC / Cequel Capital Corp(e)
1,075,000	5.13%, 12/15/2021	1,068,366
820,000	7.75%, 07/15/2025	856,900
780,000	7.50%, 04/01/2028	789,516

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Clear Channel Worldwide Holdings Inc
$ 370,000	7.63%, 03/15/2020	$ 367,795
605,000	6.50%, 11/15/2022	617,100
	CommScope Finance LLC(e)
1,095,000	6.00%, 06/15/2025	1,118,269
735,000	5.00%, 03/15/2027	691,819
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	398,050
1,265,000	10.13%, 01/15/2023(e)	1,394,662
890,000	5.25%, 06/01/2024	841,050
400,000	10.88%, 10/15/2025(e)	461,120
	Digicel Ltd(e)(g)
280,000	6.00%, 04/15/2021	252,700
605,000	6.75%, 03/01/2023	502,150
1,055,000	DISH DBS Corp 5.88%, 11/15/2024	892,794
	Frontier Communications Corp
470,000	10.50%, 09/15/2022(g)	426,525
180,000	11.00%, 09/15/2025	143,946
780,000	8.50%, 04/01/2026(e)	752,700
450,000	Gray Television Inc(e) 5.88%, 07/15/2026	428,063
670,000	iHeartCommunications Inc(d)(h) 9.00%, 12/15/2019	507,525
26,000	Intelsat Connect Finance SA(e)(g) 12.50%, 04/01/2022	25,667
	Intelsat Jackson Holdings SA
105,000	7.50%, 04/01/2021(g)	104,213
1,490,000	9.75%, 07/15/2025(e)	1,571,950
450,000	Level 3 Financing Inc 5.63%, 02/01/2023	450,000
760,000	Match Group Inc(e) 5.00%, 12/15/2027	706,800
765,000	Meredith Corp(e) 6.88%, 02/01/2026	754,481
	Netflix Inc
95,000	5.88%, 02/15/2025	97,450
470,000	4.88%, 04/15/2028(e)	447,990
340,000	5.88%, 11/15/2028(e)	343,298
1,340,000	Nexstar Broadcasting Inc(e) 5.63%, 08/01/2024	1,291,425
595,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	599,849
955,000	Plantronics Inc(e) 5.50%, 05/31/2023	955,477
140,000	Quebecor Media Inc 5.75%, 01/15/2023	142,800
1,304,000	Sinclair Television Group Inc(e) 5.63%, 08/01/2024	1,294,220
	Sirius XM Radio Inc(e)
375,000	6.00%, 07/15/2024	382,031
975,000	5.00%, 08/01/2027	909,187
1,210,000	Sprint Capital Corp 6.88%, 11/15/2028	1,161,600
	Sprint Communications Inc
121,000	9.00%, 11/15/2018(e)	123,420
130,000	7.00%, 08/15/2020	134,550
Principal Amount(a)		Fair Value
Communications — (continued)
	Sprint Corp
$ 1,490,000	7.25%, 09/15/2021	$ 1,549,600
1,790,000	7.88%, 09/15/2023	1,856,006
146,250	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(e) 3.36%, 09/20/2021	144,605
	T-Mobile USA Inc
175,000	4.00%, 04/15/2022	173,215
535,000	6.00%, 03/01/2023	552,655
940,000	6.38%, 03/01/2025	975,250
325,000	5.38%, 04/15/2027	316,063
220,000	4.50%, 02/01/2026	205,425
530,000	4.75%, 02/01/2028	490,250
130,000	Townsquare Media Inc(e) 6.50%, 04/01/2023	117,000
485,000	Tribune Media Co 5.88%, 07/15/2022	489,486
400,000	Unitymedia GmbH(e) 6.13%, 01/15/2025	412,000
625,000	Univision Communications Inc(e) 5.13%, 02/15/2025	577,344
	Videotron Ltd
630,000	5.00%, 07/15/2022	638,662
595,000	5.13%, 04/15/2027(e)	577,269
770,000	Virgin Media Finance PLC(e) 5.75%, 01/15/2025	721,875
620,000	Windstream Services LLC / Windstream Finance Corp 6.38%, 08/01/2023	365,800
		42,728,939
Consumer, Cyclical — 13.60%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(e)
245,000	4.63%, 01/15/2022	245,000
505,000	4.25%, 05/15/2024	479,750
740,000	5.00%, 10/15/2025	700,188
	Allison Transmission Inc(e)
325,000	5.00%, 10/01/2024	319,719
160,000	4.75%, 10/01/2027	149,200
	AMC Entertainment Holdings Inc(g)
95,000	5.88%, 02/15/2022	96,663
535,000	5.75%, 06/15/2025	524,300
325,000	5.88%, 11/15/2026	312,813
315,000	6.13%, 05/15/2027	305,550
	American Builders & Contractors Supply Co Inc(e)
800,000	5.75%, 12/15/2023	820,000
150,000	5.88%, 05/15/2026	147,563
	Beacon Roofing Supply Inc
580,000	6.38%, 10/01/2023	598,850
585,000	4.88%, 11/01/2025(e)	541,125
	Boyd Gaming Corp
645,000	6.88%, 05/15/2023	675,637
195,000	6.38%, 04/01/2026	197,438
245,000	6.00%, 08/15/2026(e)	241,631

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 220,000	Boyne USA Inc(e) 7.25%, 05/01/2025	$ 229,350
165,000	Brookfield Residential Properties Inc(e) 6.50%, 12/15/2020	167,063
705,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(e) 6.13%, 07/01/2022	707,644
825,000	Caesars Resort Collection LLC / CRC Finco Inc(e) 5.25%, 10/15/2025	780,656
1,015,000	CEC Entertainment Inc(g) 8.00%, 02/15/2022	893,200
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	368,194
275,000	4.88%, 06/01/2023	269,466
1,265,000	Constellation Merger Sub(e) 8.50%, 09/15/2025	1,203,331
	Diamond Resorts International Inc(e)
930,000	7.75%, 09/01/2023(g)	967,200
705,000	10.75%, 09/01/2024	755,901
270,000	Eldorado Resorts Inc 7.00%, 08/01/2023	283,500
	GLP Capital LP / GLP Financing II Inc
445,000	5.25%, 06/01/2025	445,000
365,000	5.38%, 04/15/2026	361,350
	Golden Nugget Inc(e)
760,000	6.75%, 10/15/2024	760,137
725,000	8.75%, 10/01/2025	744,727
1,110,000	Great Canadian Gaming Corp(e) CAD, 6.63%, 07/25/2022	867,550
360,000	Hanesbrands Inc(e) 4.63%, 05/15/2024	351,000
675,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	651,375
305,000	IHO Verwaltungs GmbH(e)(f) 4.75%, 09/15/2026 PIK rate, 5.50%	287,081
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(e)
900,000	6.75%, 11/15/2021	927,000
1,130,000	10.25%, 11/15/2022	1,223,225
365,000	Jacobs Entertainment Inc(e) 7.88%, 02/01/2024	381,425
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(e)
315,000	5.00%, 06/01/2024	310,968
560,000	5.25%, 06/01/2026	551,600
345,000	4.75%, 06/01/2027	326,025
	Lennar Corp
320,000	4.75%, 11/15/2022	319,000
475,000	5.88%, 11/15/2024	490,437
285,000	LHMC Finco SARL(e) 7.88%, 12/20/2023	277,505
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Live Nation Entertainment Inc(e)
$ 270,000	4.88%, 11/01/2024	$ 261,225
340,000	5.63%, 03/15/2026	337,450
	Mattamy Group Corp(e)
295,000	6.88%, 12/15/2023	299,012
445,000	6.50%, 10/01/2025	436,349
1,065,000	Navistar International Corp(e) 6.63%, 11/01/2025	1,094,287
275,000	Neiman Marcus Group LLC(g) 7.13%, 06/01/2028	224,125
	Neiman Marcus Group Ltd LLC(e)
665,000	8.00%, 10/15/2021(g)	439,731
362,094	8.75%, 10/15/2021(f) PIK rate, 9.50%	240,793
500,000	Penn National Gaming Inc(e)(g) 5.63%, 01/15/2027	471,250
	Penske Automotive Group Inc
690,000	5.75%, 10/01/2022	698,625
440,000	5.38%, 12/01/2024	432,300
425,000	5.50%, 05/15/2026	416,500
240,000	PetSmart Inc(e) 7.13%, 03/15/2023	161,112
	PulteGroup Inc
465,000	5.50%, 03/01/2026	460,350
765,000	7.88%, 06/15/2032	875,925
790,000	Rite Aid Corp(e) 6.13%, 04/01/2023	801,060
920,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(e) 6.13%, 08/15/2021	910,800
795,000	Sabre Global Inc(e) 5.38%, 04/15/2023	802,950
1,735,000	Scientific Games International Inc 10.00%, 12/01/2022	1,847,775
	Six Flags Entertainment Corp(e)
835,000	4.88%, 07/31/2024	811,369
925,000	5.50%, 04/15/2027	898,138
505,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(e) 5.88%, 05/15/2025	474,700
200,000	Tenneco Inc(g) 5.38%, 12/15/2024	190,500
540,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	535,950
510,000	Univar USA Inc(e) 6.75%, 07/15/2023	526,575
790,000	Wabash National Corp(e) 5.50%, 10/01/2025	758,400
	WMG Acquisition Corp(e)
550,000	5.00%, 08/01/2023	547,250
160,000	5.50%, 04/15/2026	158,600
365,000	Wolverine World Wide(e) 5.00%, 09/01/2026	346,750

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 445,000	Wyndham Hotels & Resorts Inc(e) 5.38%, 04/15/2026	$ 441,662
850,000	Wyndham Worldwide Corp(g) 4.50%, 04/01/2027	828,750
1,105,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(e) 5.25%, 05/15/2027	1,033,175
		41,019,775
Consumer, Non-Cyclical — 10.10%
815,000	Air Medical Group Holdings Inc(e)(g) 6.38%, 05/15/2023	757,950
	Ashtead Capital Inc(e)
460,000	4.13%, 08/15/2025	428,950
570,000	4.38%, 08/15/2027	530,100
1,795,000	Aveta Inc(g)(h)(i)(j)(k) 0.00%, 04/01/2019	180
345,000	BioScrip Inc(g) 8.88%, 02/15/2021	329,475
490,000	Carriage Services Inc(e) 6.63%, 06/01/2026	496,738
	Centene Corp
440,000	4.75%, 05/15/2022	442,750
730,000	6.13%, 02/15/2024	769,237
240,000	Centene Escrow I Corp(e) 5.38%, 06/01/2026	243,151
	CHS / Community Health Systems Inc
1,205,000	6.25%, 03/31/2023	1,102,575
1,461,850	8.13%, 06/30/2024(e)(g)	1,207,854
950,000	Concordia International Corp(d)(e) 7.00%, 04/15/2023	57,000
640,000	Dean Foods Co(e) 6.50%, 03/15/2023	618,400
565,000	Diamond BC BV EUR, 5.63%, 08/15/2025	591,320
1,225,000	Endo Designated Activity Company / Endo Finance LLC / Endo Finco Inc(e) 6.00%, 07/15/2023	1,007,562
495,000	Endo Finance LLC / Endo Finco Inc(e) 5.38%, 01/15/2023	396,000
440,000	Fresh Market Inc(e) 9.75%, 05/01/2023	279,400
735,000	Garda World Security Corp(e) 8.75%, 05/15/2025	751,537
505,000	Gartner Inc(e) 5.13%, 04/01/2025	502,475
910,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	930,475
	HCA Inc
950,000	6.50%, 02/15/2020	989,187
55,000	7.50%, 02/15/2022	59,813
675,000	5.25%, 06/15/2026	670,410
1,080,000	2.33%, 06/15/2047	990,900
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	IHS Markit Ltd(e)
$ 590,000	4.75%, 02/15/2025	$ 584,100
135,000	4.00%, 03/01/2026	128,756
710,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(e) 6.38%, 08/01/2023	706,592
390,000	Kinetic Concepts Inc / KCI USA Inc(e) 12.50%, 11/01/2021	430,950
	Lamb Weston Holdings Inc(e)
140,000	4.63%, 11/01/2024	136,150
835,000	4.88%, 11/01/2026	812,037
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)(g) 5.50%, 04/15/2025	368,000
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	432,688
125,000	4.88%, 06/15/2025(e)	121,250
320,000	Nielsen Co Luxembourg SARL(e) 5.00%, 02/01/2025	304,800
405,000	Nielsen Finance LLC / Nielsen Finance Co(e) 5.00%, 04/15/2022	397,953
675,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(e) 6.63%, 05/15/2022	659,812
1,095,000	Revlon Consumer Products Corp(g) 6.25%, 08/01/2024	613,200
	Service Corp International
269,000	5.38%, 01/15/2022	271,690
910,000	5.38%, 05/15/2024	930,475
290,000	7.50%, 04/01/2027	326,975
175,000	4.63%, 12/15/2027	165,305
320,000	Sotera Health Holdings LLC(e) 6.50%, 05/15/2023	326,400
	Spectrum Brands Inc
15,000	6.63%, 11/15/2022	15,488
475,000	6.13%, 12/15/2024	479,750
340,000	5.75%, 07/15/2025	335,750
	Tenet Healthcare Corp
735,000	6.00%, 10/01/2020	755,212
325,000	8.13%, 04/01/2022	339,219
	Teva Pharmaceutical Finance Netherlands III BV(g)
445,000	6.00%, 04/15/2024	444,389
685,000	6.75%, 03/01/2028	697,929
735,000	TMS International Corp(e) 7.25%, 08/15/2025	751,537
	Valeant Pharmaceuticals International Inc(e)
215,000	6.50%, 03/15/2022	222,525
450,000	5.88%, 05/15/2023	422,719
960,000	7.00%, 03/15/2024	1,004,102
1,220,000	6.13%, 04/15/2025	1,123,925
165,000	5.50%, 11/01/2025	162,608

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 460,000	9.00%, 12/15/2025	$ 477,250
545,000	9.25%, 04/01/2026	566,119
490,000	8.50%, 01/31/2027	497,350
305,000	WellCare Health Plans Inc 5.25%, 04/01/2025	303,475
		30,469,919
Diversified — 0.17%
515,000	Trident Merger Sub Inc(e) 6.63%, 11/01/2025	502,125
Energy — 13.14%
220,000	Aker BP ASA(e) 5.88%, 03/31/2025	226,545
1,085,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp 7.88%, 12/15/2024	1,150,100
	Antero Resources Corp
740,000	5.38%, 11/01/2021	749,250
180,000	5.63%, 06/01/2023	182,250
745,000	Apergy Corp(e) 6.38%, 05/01/2026	757,106
345,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(e) 10.00%, 04/01/2022	379,500
	California Resources Corp
370,000	5.00%, 01/15/2020	357,975
327,000	8.00%, 12/15/2022(e)(g)	296,753
134,575	CHC Group LLC / CHC Finance Ltd(k) 0.00%, 10/01/2020	134,575
	Cheniere Corpus Christi Holdings LLC
1,052,000	5.88%, 03/31/2025	1,094,080
730,000	5.13%, 06/30/2027	723,612
	Chesapeake Energy Corp
220,000	5.60%, 04/15/2019(b) 3-mo. LIBOR + 3.25%	219,450
146,000	8.00%, 12/15/2022(e)	153,256
350,000	5.75%, 03/15/2023	330,750
565,000	8.00%, 01/15/2025(g)	575,424
220,000	8.00%, 06/15/2027(g)	223,850
	Continental Resources Inc
110,000	5.00%, 09/15/2022	111,657
320,000	4.50%, 04/15/2023	324,945
675,000	3.80%, 06/01/2024	658,225
800,000	4.90%, 06/01/2044	782,919
965,000	Covey Park Energy LLC / Covey Park Finance Corp(e) 7.50%, 05/15/2025	984,300
550,000	CrownRock LP / CrownRock Financial Inc(e) 5.63%, 10/15/2025	530,750
	Denbury Resources Inc
596,000	9.00%, 05/15/2021(e)	630,091
335,000	6.38%, 08/15/2021	320,763
Principal Amount(a)		Fair Value
Energy — (continued)
	Diamondback Energy Inc
$ 390,000	4.75%, 11/01/2024	$ 380,250
965,000	5.38%, 05/31/2025(g)	965,000
300,000	Endeavor Energy(e) 5.50%, 01/30/2026	291,000
860,000	Endeavor Energy Resources LP / EER Finance Inc(e) 5.75%, 01/30/2028	838,500
	Energy Transfer Equity LP
720,000	5.88%, 01/15/2024	738,000
250,000	5.50%, 06/01/2027	250,000
1,345,000	Energy Transfer Partners LP(g)(l) 6.63%, Perpetual	1,227,312
675,000	Ensco PLC 7.75%, 02/01/2026	637,672
	EP Energy LLC / Everest Acquisition Finance Inc
396,000	9.38%, 05/01/2020	391,050
599,000	9.38%, 05/01/2024(e)	491,180
190,000	8.00%, 11/29/2024(e)(g)	191,900
370,000	8.00%, 02/15/2025(e)	286,750
490,000	7.75%, 05/15/2026(e)	501,025
565,000	Extraction Oil & Gas Inc(e) 5.63%, 02/01/2026	541,021
905,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp(e) 5.63%, 02/15/2026	902,737
915,000	Holly Energy Partners LP / Holly Energy Finance Corp(e) 6.00%, 08/01/2024	924,150
875,000	Indigo Natural Resources LLC(e) 6.88%, 02/15/2026	846,562
450,000	Jagged Peak Energy LLC(e) 5.88%, 05/01/2026	441,000
260,000	Jonah Energy LLC / Jonah Energy Finance Corp(e)(g) 7.25%, 10/15/2025	209,950
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	120,726
360,000	7.75%, 01/15/2032	438,799
	MEG Energy Corp(e)
495,000	6.38%, 01/30/2023	462,206
55,000	7.00%, 03/31/2024	51,356
700,000	6.50%, 01/15/2025	698,250
725,000	Nabors Industries Inc(e) 5.75%, 02/01/2025	685,125
	Newfield Exploration Co
230,000	5.75%, 01/30/2022	239,488
230,000	5.63%, 07/01/2024	242,363
670,000	5.38%, 01/01/2026	685,075
	Noble Holding International Ltd(g)
425,000	7.75%, 01/15/2024	402,688
220,000	7.88%, 02/01/2026(e)	226,600
	Oasis Petroleum Inc
1,008,000	6.88%, 03/15/2022	1,025,348

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 485,000	6.25%, 05/01/2026(e)	$ 489,850
355,000	Precision Drilling Corp(e) 7.13%, 01/15/2026	364,585
475,000	QEP Resources Inc 5.63%, 03/01/2026	453,625
	Range Resources Corp
440,000	5.75%, 06/01/2021	451,000
90,000	5.00%, 03/15/2023(g)	87,435
260,000	SemGroup Corp 6.38%, 03/15/2025	247,000
	SESI LLC
240,000	7.13%, 12/15/2021	244,200
700,000	7.75%, 09/15/2024	718,375
	Seven Generations Energy Ltd(e)
195,000	6.75%, 05/01/2023(g)	201,825
405,000	5.38%, 09/30/2025	389,306
	Seventy Seven Energy Inc(h)(i)(j)
225,000	6.63%, 11/15/2019	23
345,000	6.50%, 07/15/2022	35
	SM Energy Co
130,000	6.50%, 11/15/2021	132,990
130,000	6.13%, 11/15/2022(g)	133,250
240,000	6.50%, 01/01/2023(g)	242,400
275,000	5.00%, 01/15/2024(g)	260,219
600,000	6.75%, 09/15/2026(g)	601,500
445,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(e) 5.50%, 01/15/2028	439,438
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
455,000	5.38%, 02/01/2027	441,350
815,000	5.00%, 01/15/2028(e)	757,950
615,000	Trinidad Drilling Ltd(e) 6.63%, 02/15/2025	591,937
685,000	USA Compression Partners LP / USA Compression Finance Corp(e) 6.88%, 04/01/2026	708,975
485,000	Vermilion Energy Inc(e) 5.63%, 03/15/2025	481,362
250,000	Weatherford International LLC(e) 9.88%, 03/01/2025	251,250
	Weatherford International Ltd
130,000	8.25%, 06/15/2023(g)	128,972
795,000	9.88%, 02/15/2024	802,696
345,000	Whiting Petroleum Corp(e) 6.63%, 01/15/2026	355,781
	Williams Cos Inc
104,000	7.75%, 06/15/2031	124,923
555,000	8.75%, 03/15/2032	715,589
	WPX Energy Inc
131,000	6.00%, 01/15/2022	136,240
155,000	8.25%, 08/01/2023	175,538
Principal Amount(a)		Fair Value
Energy — (continued)
$ 300,000	5.75%, 06/01/2026	$ 300,000
		39,660,828
Financial — 9.54%
560,000	Alliance Data Systems Corp(e) 5.38%, 08/01/2022	562,730
560,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(e) 8.25%, 08/01/2023	578,130
2,040,000	Ally Financial Inc 8.00%, 11/01/2031	2,427,600
630,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.19%	793,800
885,000	ASP AMC Merger Sub Inc(e) 8.00%, 05/15/2025	734,550
	Bank of America Corp(l)
275,000	6.10%, Perpetual	285,835
265,000	6.50%, Perpetual(g)	281,563
	CIT Group Inc
380,000	5.00%, 08/15/2022	384,275
775,000	5.00%, 08/01/2023	783,990
320,000	5.25%, 03/07/2025	322,400
430,000	CNG Holdings Inc(e) 9.38%, 05/15/2020	426,775
635,000	CNO Financial Group Inc 5.25%, 05/30/2025	630,237
	Credit Acceptance Corp
105,000	6.13%, 02/15/2021	105,394
315,000	7.38%, 03/15/2023	325,238
620,000	Credit Suisse Group AG(e)(l) 6.25%, Perpetual	606,117
230,000	Dresdner Funding Trust I(e) 8.15%, 06/30/2031	286,337
820,000	ESH Hospitality Inc(e) 5.25%, 05/01/2025	791,300
305,000	Fairfax Financial Holdings Ltd(e) 4.85%, 04/17/2028	302,199
	Freedom Mortgage Corp(e)
620,000	8.13%, 11/15/2024	601,400
445,000	8.25%, 04/15/2025	438,325
385,000	goeasy Ltd(e) 7.88%, 11/01/2022	407,138
1,085,000	Howard Hughes Corp(e) 5.38%, 03/15/2025	1,064,656
585,000	HUB International Ltd(e) 7.00%, 05/01/2026	577,687
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
80,000	6.00%, 08/01/2020	81,000
445,000	5.88%, 02/01/2022	445,089
340,000	6.25%, 02/01/2022	346,800
350,000	6.75%, 02/01/2024	352,625
	Iron Mountain Inc(e)
875,000	4.88%, 09/15/2027	806,094
255,000	5.25%, 03/15/2028	235,977

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	iStar Inc
$ 345,000	6.00%, 04/01/2022(g)	$ 345,000
240,000	5.25%, 09/15/2022	233,400
45,000	Liberty Mutual Group Inc(e) 7.80%, 03/15/2037	53,100
580,000	Lions Gate Capital Holdings LLC(e) 5.88%, 11/01/2024	585,075
393,000	Lloyds Banking Group PLC(l) 7.50%, Perpetual	399,092
825,000	LPL Holdings Inc(e) 5.75%, 09/15/2025	802,312
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
240,000	5.63%, 05/01/2024	243,000
220,000	4.50%, 01/15/2028	199,650
510,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	508,572
705,000	Provident Funding Associates LP / PFG Finance Corp(e) 6.38%, 06/15/2025	686,353
	Royal Bank of Scotland Group PLC(l)
495,000	7.50%, Perpetual	504,652
958,000	7.65%, Perpetual	1,199,895
	Springleaf Finance Corp
965,000	6.13%, 05/15/2022	984,300
485,000	6.88%, 03/15/2025	481,363
595,000	Starwood Property Trust Inc(e) 4.75%, 03/15/2025	571,200
390,000	Stearns Holdings Inc(e) 9.38%, 08/15/2020	390,000
800,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(e) 6.75%, 06/01/2025	768,000
510,000	TMX Finance LLC / TitleMax Finance Corp(e) 11.13%, 04/01/2023	517,650
645,000	Travelport Corporate Finance PLC(e) 6.00%, 03/15/2026	649,837
580,000	USIS Merger Sub Inc(e) 6.88%, 05/01/2025	577,100
	Wand Merger Corp(e)
195,000	8.13%, 07/15/2023	197,681
145,000	9.13%, 07/15/2026	146,450
895,000	Werner FinCo LP / Werner FinCo Inc(e) 8.75%, 07/15/2025	869,269
Principal Amount(a)		Fair Value
Financial — (continued)
$ 930,000	WeWork Cos Inc(e)(g) 7.88%, 05/01/2025	$ 890,475
		28,788,687
Industrial — 13.56%
520,000	Advanced Disposal Services Inc(e) 5.63%, 11/15/2024	517,400
730,000	American Woodmark Corp(e) 4.88%, 03/15/2026	691,675
200,000	ARD Securities Finance SARL(e)(f) 8.75%, 01/31/2023 PIK rate, 8.75%	203,500
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(e)
990,000	7.25%, 05/15/2024	1,029,600
440,000	6.00%, 02/15/2025	428,450
615,000	ATS Automation Tooling Systems Inc(e) 6.50%, 06/15/2023	627,300
	Berry Global Inc
310,000	5.13%, 07/15/2023	307,288
220,000	4.50%, 02/15/2026(e)	205,150
1,155,000	BlueLine Rental Finance Corp / BlueLine Rental LLC(e) 9.25%, 03/15/2024	1,228,804
1,070,000	BMC East LLC(e) 5.50%, 10/01/2024	1,037,900
1,335,000	Boise Cascade Co(e) 5.63%, 09/01/2024	1,338,337
	Bombardier Inc(e)
950,000	8.75%, 12/01/2021	1,045,000
855,000	7.50%, 12/01/2024	899,887
935,000	Brand Industrial Services Inc(e) 8.50%, 07/15/2025	946,687
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	642,813
1,060,000	Builders FirstSource Inc(e) 5.63%, 09/01/2024	1,033,500
	BWAY Holding Co(e)
510,000	5.50%, 04/15/2024	497,250
1,515,000	7.25%, 04/15/2025	1,477,125
515,000	Cemex Finance LLC(e) 6.00%, 04/01/2024	522,081
815,000	Cemex SAB de CV(e)(g) 6.13%, 05/05/2025	828,447
320,000	CPG Merger Sub LLC(e) 8.00%, 10/01/2021	323,200
305,000	Crown Americas LLC / Crown Americas Capital Corp VI(e) 4.75%, 02/01/2026	289,750
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	703,080
180,000	Energizer Gamma Acquisition Inc(e) 6.38%, 07/15/2026	183,038

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Flex Acquisition Co Inc(e)
$ 710,000	6.88%, 01/15/2025	$ 683,375
235,000	7.88%, 07/15/2026	234,084
480,000	FXI Holdings Inc(e) 7.88%, 11/01/2024	469,200
737,000	Gates Global LLC / Gates Global Co(e) 6.00%, 07/15/2022	746,213
310,000	GFL Environmental Inc(e) 5.38%, 03/01/2023	286,750
915,000	Hulk Finance Corp(e) 7.00%, 06/01/2026	876,112
825,000	Itron Inc(e) 5.00%, 01/15/2026	783,502
680,000	James Hardie International Finance(e) 5.00%, 01/15/2028	642,600
	Jeld Wen(e)
355,000	4.63%, 12/15/2025	338,138
310,000	4.88%, 12/15/2027	288,300
450,000	Legrand France SA 8.50%, 02/15/2025	564,173
940,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	923,550
195,000	MasTec Inc 4.88%, 03/15/2023	189,394
	Novelis Corp(e)
625,000	6.25%, 08/15/2024	625,000
1,095,000	5.88%, 09/30/2026	1,048,462
745,000	Oshkosh Corp 5.38%, 03/01/2025	763,625
840,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	850,500
540,000	Pisces Midco Inc(e) 8.00%, 04/15/2026	519,372
945,000	RBS Global Inc / Rexnord LLC(e) 4.88%, 12/15/2025	888,300
	Standard Industries Inc(e)
915,000	5.38%, 11/15/2024	903,562
50,000	6.00%, 10/15/2025	50,125
395,000	5.00%, 02/15/2027	368,338
45,000	4.75%, 01/15/2028	41,288
460,000	Tennant Co 5.63%, 05/01/2025	456,550
870,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(e) 7.75%, 04/15/2026	811,275
730,000	TopBuild Corp(e) 5.63%, 05/01/2026	700,800
	TransDigm Inc
300,000	6.50%, 07/15/2024	305,250
375,000	6.50%, 05/15/2025	379,219
610,000	6.38%, 06/15/2026	605,425
1,200,000	TTM Technologies Inc(e) 5.63%, 10/01/2025	1,170,000
740,000	US Concrete Inc 6.38%, 06/01/2024	740,000
	USG Corp
410,000	5.50%, 03/01/2025(e)	423,325
715,000	4.88%, 06/01/2027	731,088
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 490,000	Vertiv Group Corp(e) 9.25%, 10/15/2024	$ 480,200
215,000	Vertiv Intermediate Holding Corp(e)(f) 12.00%, 02/15/2022 PIK rate, 13.00%	208,550
445,000	Waste Pro USA Inc(e) 5.50%, 02/15/2026	427,756
860,000	Watco Cos LLC / Watco Finance Corp(e) 6.38%, 04/01/2023	873,975
1,115,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	1,085,731
805,000	Wrangler Buyer Corp(e) 6.00%, 10/01/2025	760,725
615,000	Zekelman Industries Inc(e) 9.88%, 06/15/2023	673,425
		40,924,519
Technology — 3.90%
655,000	Ascend Learning LLC(e) 6.88%, 08/01/2025	660,731
	Dell International LLC / EMC Corp(e)
105,000	5.88%, 06/15/2021	106,425
685,000	5.45%, 06/15/2023	716,397
1,845,000	7.13%, 06/15/2024	1,954,647
	First Data Corp(e)
215,000	5.38%, 08/15/2023	216,989
780,000	7.00%, 12/01/2023	812,432
1,345,000	5.75%, 01/15/2024	1,344,126
1,305,000	Infor Software Parent LLC / Infor Software Parent Inc(e)(f) 7.13%, 05/01/2021 PIK rate, 7.88%	1,308,262
760,000	Infor US Inc 6.50%, 05/15/2022	762,850
1,530,000	Rackspace Hosting Inc(e)(g) 8.63%, 11/15/2024	1,537,650
1,475,000	Solera LLC / Solera Finance Inc(e) 10.50%, 03/01/2024	1,638,179
725,000	Western Digital Corp 4.75%, 02/15/2026	705,063
		11,763,751
Utilities — 2.07%
	AES Corp
245,000	4.50%, 03/15/2023	242,856
1,105,000	5.50%, 04/15/2025	1,113,286
260,000	5.13%, 09/01/2027	259,350
	Calpine Corp
90,000	5.88%, 01/15/2024(e)	89,100
1,125,000	5.75%, 01/15/2025(g)	1,028,672
355,000	5.25%, 06/01/2026(e)	334,588
1,165,000	Dynegy Inc 7.63%, 11/01/2024	1,242,181

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 125,000	GenOn Energy Inc(d)(g)(h) 9.88%, 10/15/2020	$ 113,750
	NRG Energy Inc
480,000	7.25%, 05/15/2026	511,200
725,000	6.63%, 01/15/2027	744,937
225,000	5.75%, 01/15/2028(e)	221,063
320,000	Vistra Energy Corp(e) 8.13%, 01/30/2026	347,600
		6,248,583
TOTAL CORPORATE BONDS AND NOTES — 87.90% (Cost $270,246,608)		$265,213,674
CONVERTIBLE BONDS
Communications — 0.13%
417,000	DISH Network Corp 3.38%, 08/15/2026	403,905
Consumer, Cyclical — 0.09%
150,150	Caesars Entertainment Corp 5.00%, 10/01/2024	256,799
Technology — 0.18%
422,000	ON Semiconductor Corp 1.00%, 12/01/2020	555,175
TOTAL CONVERTIBLE BONDS — 0.40% (Cost $1,152,877)		$ 1,215,879
Shares
COMMON STOCK
Communications — 0.24%
1,460	Charter Communications Inc Class A(m)	428,087
4,999	T-Mobile US Inc(m)	298,690
		726,777
Consumer, Cyclical — 0.10%
6,045	Caesars Entertainment Corp(g)(m)	64,681
5,240	Live Nation Entertainment Inc(g)(m)	254,507
		319,188
Energy — 0.20%
32,610	Halcon Resources Corp(g)(m)	143,158
70	MWO Holdings LLC(j)(m)	5,670
4,765	Nine Point Energy(j)(m)	65,566
11,893	SandRidge Energy Inc(m)	210,982
Shares		Fair Value
Energy — (continued)
17,520	Seven Generations Energy Ltd(m)	$ 193,105
		618,481
Financial — 0.42%
26,605	Ally Financial Inc	698,913
11,116	CIT Group Inc	560,358
		1,259,271
Industrial — 0.34%
10,310	Berry Global Group Inc(m)	473,641
2,617	CHC Group LLC(m)	17,011
5,920	Crown Holdings Inc(m)	264,979
5,031	US Concrete Inc(g)(m)	264,127
		1,019,758
Technology — 0.17%
25,012	Avaya Holdings Corp(m)	502,241
TOTAL COMMON STOCK — 1.47% (Cost $6,799,536)		$ 4,445,716
CONVERTIBLE PREFERRED STOCK
Energy — 0.03%
101	Nine Point Energy, 0.00%(j)	104,546
Financial — 0.34%
568	Crown Castle International Corp Series A, 6.88%	609,508
15,268	EPR Properties Series C, 5.75%	406,739
		1,016,247
Industrial — 0.31%
5,575	Belden Inc, 6.75%	466,512
464	Fortive Corp, 5.00%	467,819
		934,331
TOTAL CONVERTIBLE PREFERRED STOCK — 0.68% (Cost $2,031,993)		$ 2,055,124
PREFERRED STOCK
Financial — 0.27%
13,425	Federal National Mortgage Association(g)	84,846
16,517	GMAC Capital Trust I	434,397
6,157	iStar Inc	286,746
TOTAL PREFERRED STOCK — 0.27% (Cost $1,070,612)		$ 805,989

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(j)(m)	$ 22,673
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 22,673
WARRANTS
Energy — 0.00%(n)
8,858	Halcon Resources Corp(m)	3,534
TOTAL WARRANTS — 0.00%(n) (Cost $31,890)		$ 3,534
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.81%
$14,500,000	Federal Home Loan Bank 1.62%, 07/02/2018	14,498,711
U.S. Treasury Bonds and Notes — 0.04%
	U.S. Treasury Bills(o)
117,000	1.77%, 07/19/2018	116,890
11,000	1.81%, 07/26/2018	10,985
6,000	1.85%, 08/09/2018	5,988
		133,863
Repurchase Agreements — 7.53%
5,395,020	Undivided interest of 10.14% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $5,395,020 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(p)	5,395,020
1,134,458	Undivided interest of 3.96% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $1,134,458 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(p)	1,134,458
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 5,395,020	Undivided interest of 45.34% in a repurchase agreement (principal amount/value $11,917,380 with a maturity value of $11,919,466) with HSBC Securities (USA) Inc, 2.10%, dated 6/29/18 to be repurchased at $5,395,020 on 7/2/18 collateralized by a U.S. Treasury security, 2.38%, 4/15/21, with a value of $12,155,894.(p)	$ 5,395,020
5,395,020	Undivided interest of 5.82% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $5,395,020 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(p)	5,395,020
5,395,020	Undivided interest of 6.24% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $5,395,020 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(p)	5,395,020
		22,714,538
SHORT TERM INVESTMENTS — 12.38% (Cost $37,347,112)		$ 37,347,112
TOTAL INVESTMENTS — 108.77% (Cost $336,028,896)		$328,169,918
OTHER ASSETS & LIABILITIES, NET — (8.77)%		$ (26,450,912)
TOTAL NET ASSETS — 100.00%		$301,719,006

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security in default; some interest payments received during the last 12 months. At June 29, 2018, the aggregate cost and fair value of such securities was $2,120,891 and $984,891.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $169,482,464 and $164,695,128, respectively, representing 54.59% of net assets.
(f)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(g)	All or a portion of the security is on loan at June 29, 2018.
(h)	Security in bankruptcy at June 29, 2018.
(i)	Security in default; no interest payments received during the last 12 months. At June 29, 2018, the aggregate cost and fair value of such securities was $41,491 and $238.
(j)	Security is fair valued using significant unobservable inputs.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(p)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TLB	Term Loan B
At June 29, 2018, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Asurion Corp	8.87%	08/04/2025	06/28/2018	$114,713	$ 114,713	0.04%
CPG International Inc	4.75	05/05/2024	06/08/2018	209,478	209,825	0.07
Houston Fuel Oil Terminal Co	2.75	06/19/2025	06/19/2018	797,999	799,334	0.26
Jo-Ann Stores Holdings Inc	11.58	05/02/2024	05/02/2018	586,138	587,562	0.19
ORYX	5.23	02/28/2025	02/28/2018-04/09/2018	552,203	547,706	0.18
Robert Shaw	10.00	02/13/2026	02/15/2018-06/13/2018	386,185	382,200	0.13
Talbots Inc	10.48	03/19/2021	06/17/2015-06/22/2017	258,562	256,244	0.08
Titan Acquisition Ltd / Titan Co-Borrower LLC	5.06	03/28/2025	03/16/2018	706,508	697,110	0.23
				$3,611,786	$3,594,694	1.18%
At June 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
CIT	USD	183,566	CAD	235,800	July 18, 2018	$4,141
JPM	USD	498,880	CAD	640,900	July 18, 2018	11,206
SSB	USD	439,022	CAD	564,100	July 18, 2018	9,786
SSB	USD	674,167	EUR	572,700	September 19, 2018	1,157
WES	USD	30,046	CAD	38,600	July 18, 2018	675
					Net Appreciation	$26,965
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
At June 29, 2018, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.HY.30	$3,988,000	$(234,461)	$(237,794)	5.00	June 20, 2023	$3,333	Buy	Quarterly
					Net Appreciation	$3,333
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations:
CIT	Citigroup Global Markets
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Putnam High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $22,090,602 of securities on loan)(a)	$305,455,380
Repurchase agreements, fair value(b)	22,714,538
Cash	1,846,543
Dividends and interest receivable	4,599,858
Subscriptions receivable	198,247
Receivable for investments sold	351,545
Variation margin on centrally cleared swaps	2,720
Unrealized appreciation on forward foreign currency contracts	26,965
Total Assets	335,195,796
LIABILITIES:
Payable for director fees	2,058
Payable for investments purchased	3,495,111
Payable for other accrued fees	124,611
Payable for shareholder services fees	2,560
Payable to investment adviser	167,362
Payable upon return of securities loaned	22,714,538
Redemptions payable	6,965,387
Cash collateral on centrally cleared swaps	5,163
Total Liabilities	33,476,790
NET ASSETS	$301,719,006
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,233,226
Paid-in capital in excess of par	313,432,073
Net unrealized depreciation	(7,828,680)
Undistributed net investment income	1,248,194
Accumulated net realized loss	(8,365,807)
NET ASSETS	$301,719,006
NET ASSETS BY CLASS
Investor Class	$9,086,094
Institutional Class	$292,632,912
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	1,160,462
Institutional Class	31,171,800
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.83
Institutional Class	$9.39
(a) Cost of investments	$313,314,358
(b) Cost of repurchase agreements	$22,714,538
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Putnam High Yield Bond Fund
INVESTMENT INCOME:
Interest	$9,774,469
Income from securities lending	142,970
Dividends	105,524
Total Income	10,022,963
EXPENSES:
Management fees	1,106,651
Shareholder services fees – Investor Class	16,144
Audit and tax fees	23,256
Custodian fees	35,083
Director's fees	8,365
Legal fees	973
Pricing fees	37,343
Registration fees	20,537
Shareholder report fees	3,177
Transfer agent fees	3,710
Other fees	894
Total Expenses	1,256,133
Less amount waived by investment adviser	87,239
Net Expenses	1,168,894
NET INVESTMENT INCOME	8,854,069
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(956,735)
Net realized loss on credit default swaps	(96,515)
Net realized gain on forward foreign currency contracts	43,583
Net Realized Loss	(1,009,667)
Net change in unrealized depreciation on investments and foreign currency translations	(9,056,876)
Net change in unrealized appreciation on credit default swaps	48,551
Net change in unrealized appreciation on forward foreign currency contracts	26,968
Net Change in Unrealized Depreciation	(8,981,357)
Net Realized and Unrealized Loss	(9,991,024)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,136,955)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Putnam High Yield Bond Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$8,854,069	$16,807,335
Net realized gain (loss)	(1,009,667)	3,657,816
Net change in unrealized appreciation (depreciation)	(8,981,357)	988,431
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,136,955)	21,453,582
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(281,541)	(594,795)
Institutional Class	(7,938,035)	(16,410,265)
From net investment income	(8,219,576)	(17,005,060)
Total Distributions	(8,219,576)	(17,005,060)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,240,742	3,511,880
Institutional Class	26,312,719	68,881,899
Shares issued in reinvestment of distributions
Investor Class	281,541	594,795
Institutional Class	7,938,035	16,410,265
Shares redeemed
Investor Class	(2,048,443)	(3,125,709)
Institutional Class	(36,568,958)	(71,550,651)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,844,364)	14,722,479
Total Increase (Decrease) in Net Assets	(12,200,895)	19,171,001
NET ASSETS:
Beginning of Period	313,919,901	294,748,900
End of Period(a)	$301,719,006	$313,919,901
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	153,648	425,242
Institutional Class	2,755,409	7,041,096
Shares issued in reinvestment of distributions
Investor Class	35,774	73,111
Institutional Class	841,785	1,697,487
Shares redeemed
Investor Class	(253,008)	(378,326)
Institutional Class	(3,807,254)	(7,290,777)
Net Increase (Decrease)	(273,646)	1,567,833
(a) Including undistributed net investment income:	$1,248,194	$613,701
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$ 8.13	0.22	(0.27)	(0.05)	(0.25)	-	(0.25)	$7.83	(0.67%) (d)
12/31/2017	$ 8.10	0.41	0.12	0.53	(0.50)	-	(0.50)	$8.13	6.62%
12/31/2016	$ 7.46	0.41	0.73	1.14	(0.50)	-	(0.50)	$8.10	15.54%
12/31/2015	$ 8.33	0.42	(0.79)	(0.37)	(0.50)	-	(0.50)	$7.46	(4.69%)
12/31/2014	$ 8.54	0.42	(0.24)	0.18	(0.39)	-	(0.39)	$8.33	2.09%
12/31/2013	$ 8.36	0.47	0.16	0.63	(0.45)	-	(0.45)	$8.54	7.65%
Institutional Class
06/29/2018(Unaudited)	$ 9.69	0.27	(0.31)	(0.04)	(0.26)	-	(0.26)	$9.39	(0.47%) (d)
12/31/2017	$ 9.55	0.52	0.14	0.66	(0.52)	-	(0.52)	$9.69	7.03%
12/31/2016	$ 8.72	0.51	0.85	1.36	(0.53)	-	(0.53)	$9.55	15.87%
12/31/2015 (e)	$10.00	0.35	(1.10)	(0.75)	(0.53)	-	(0.53)	$8.72	(7.71%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 9,086	1.60% (g)	1.10% (g)	5.42% (g)	22% (d)
12/31/2017	$ 9,948	1.24%	1.10%	4.94%	59%
12/31/2016	$ 8,938	1.10%	1.10%	5.14%	56%
12/31/2015	$ 11,277	1.10%	1.10%	4.98%	56%
12/31/2014	$337,233	1.10%	1.10%	4.80%	53%
12/31/2013	$254,464	1.10%	1.10%	5.50%	56%
Institutional Class
06/29/2018 (Unaudited)	$292,633	0.79% (g)	0.75% (g)	5.77% (g)	22% (d)
12/31/2017	$303,972	0.78%	0.75%	5.30%	59%
12/31/2016	$285,811	0.75%	0.75%	5.48%	56%
12/31/2015 (e)	$289,219	0.75% (g)	0.75% (g)	5.49% (g)	56%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein.The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 29, 2018

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 29, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 17,060,217	$ —	$ 17,060,217
Corporate Bonds and Notes	—	265,213,436	238	265,213,674
Convertible Bonds	—	1,215,879	—	1,215,879
Common Stock	4,357,469	17,011	71,236	4,445,716
Convertible Preferred Stock	—	1,950,578	104,546	2,055,124
Preferred Stock	519,243	286,746	—	805,989
Rights	—	—	22,673	22,673
Warrants	3,534	—	—	3,534
Short Term Investments	—	37,347,112	—	37,347,112
Total investments, at fair value:	4,880,246	323,090,979	198,693	328,169,918
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	26,965	—	26,965
Credit Default Swaps(a)	—	3,333	—	3,333
Total Assets	$ 4,880,246	$ 323,121,277	$ 198,693	$ 328,200,216
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 29, 2018

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$336,063,315
Gross unrealized appreciation on investments	5,215,757
Gross unrealized depreciation on investments	(13,105,821)
Net unrealized depreciation on investments	$(7,890,064)
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

Semi-Annual Report - June 29, 2018

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $2,328,515 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.

Semi-Annual Report - June 29, 2018

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $3,747,000 in credit default swaps for the reporting period.
Valuation of derivative investments as of June 29, 2018 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized depreciation	$3,333 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 26,965
(a)	Includes cumulative appreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized loss on credit default swaps	$(96,515)	Net change in unrealized appreciation on credit default swaps	$48,551
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 43,583	Net change in unrealized appreciation on forward foreign currency contracts	$26,968

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 29, 2018.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$26,965	$—	$—	$—	$26,965
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral (received) pledged by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.72% of the Fund’s average daily net assets up to $1 billion dollars, 0.67% of the Fund’s average daily net assets over $1 billion dollars and 0.62% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - June 29, 2018

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.75% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed to the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$87,239	$105,377	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $71,087,108 and $64,928,919, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $22,090,602 and received collateral as reported on the Statement of Assets and Liabilities of $22,714,538 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 29, 2018. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 29, 2018

Security lending transactions	Total (a)
Corporate Bonds and Notes	22,024,571
Common Stocks	679,842
Preferred Stock	10,125
Total secured borrowings	$22,714,538
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Putnam High Yield Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2017, for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund’s Investor Class was in the third, second, first and fourth quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and the Fund’s Institutional Class was in the second, first, first and third quartiles, respectively. The Board considered that the Sub-Adviser began managing the Fund in February 2009, and thus, longer term underperformance is attributable to the prior sub-adviser. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was higher than the average and the median management fees of its respective peer group of funds. The Board further noted that the Fund’s Investor Class total expense ratio was above the average (by five basis points) and median expense ratio of its peer group and higher than the average and median of the peer universe and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Fund’s Institutional Class total annual operating expense ratio was the same as the average and median expense ratio of its peer group and below the average and median expense ratio of the peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to two funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular the shareholder services provided by GWCM’s parent company,

Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018